SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Balance Sheets Dates [Member]
Exchange Rates [Line Items]
Foreign Currency Exchange Rate, Translation	6.1439	6.3265	6.5574
Average For Period [Member]
Exchange Rates [Line Items]
Foreign Currency Exchange Rate, Translation	6.2363	6.3299	6.6181